STATEMENTS OF CONSOLIDATED SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Paid-In Capital	Retained Earnings (Accumulated Deficit)
Beginning Balance at Dec. 31, 2008	$ 10,043,064	$ 3,996	$ 2,824,410	$ 7,214,658
Beginning Balance (in shares) at Dec. 31, 2008		39,964,346
Contributions by Shareholders	50,000		50,000
Deemed Dividends	(9,711,500)			(9,711,500)
Net lncome	10,084,659			10,084,659
Ending Balance at Dec. 31, 2009	10,466,223	3,996	2,874,410	7,587,817
Beginning Balance (in shares) at Dec. 31, 2009		39,964,346
Contributions by Shareholders	87,920		87,920
Deemed Dividends	(8,423,625)			(8,423,625)
Recapitalization Due to Change in Corporate Structure			8,754,264	(8,754,264)
Recapitalization Due to Reverse Merger (in shares)		35,660
Recapitalization Due to Reverse Merger	4	4
Net lncome	5,708,316			5,708,316
Ending Balance at Dec. 31, 2010	$ 7,838,838	$ 4,000	$ 11,716,594	$ (3,881,756)
Ending Balance (in shares) at Dec. 31, 2010		40,000,006